AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 31.1%
Funds and Investment Trusts – 31.1%(a)
Altegrity, Inc.(b) (c) (d) (e)		1,120	$0
Invesco S&P 500 Equal Weight ETF		9,240	1,742,849
iShares Core MSCI Emerging Markets ETF		103,880	6,449,909
iShares Core MSCI Europe ETF		202,660	13,525,528
iShares MSCI Emerging Markets ex China ETF		37,400	2,373,778
VanEck Morningstar Wide Moat ETF		60	5,909
Vanguard S&P 500 ETF		45,420	26,937,694

Total Investment Companies (cost $41,621,729)			51,035,667

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 16.8%
United States – 16.8%
U.S. Treasury Inflation Index
0.375%, 01/15/2027 (TIPS)	U.S.$	7,518	7,465,048
0.50%, 01/15/2028 (TIPS)		20,282	20,096,725

Total Inflation-Linked Securities (cost $27,381,514)			27,561,773

GOVERNMENTS - TREASURIES – 0.9%
Japan – 0.9%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055 (cost $1,618,794)	JPY	255,000	1,499,148

	Nominal Amount

PURCHASED OPTIONS - CALLS – 0.3%
Options on Equity Indices – 0.3%
S&P 500 Index Expiration: Jun 2026; Contracts: 13; Exercise Price: USD 6,600.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $414,665)	USD	8,580,000	482,170

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equity Indices – 0.3%
S&P 500 Index Expiration: Jun 2026; Contracts: 13; Exercise Price: USD 6,600.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $545627)	USD	8,580,000	436,930

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Financial Services – 0.1%
EXOR NV(b) (c) (e)		480	48,097

Company	Shares		U.S. $ Value

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Woodside Energy Group Ltd.		261	$4,499

Total Common Stocks (cost $21,807)			52,596

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040 (b) (c) (e) (cost $0)		53	0

SHORT-TERM INVESTMENTS – 46.4%
Investment Companies – 15.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(a) (f) (g) (cost $25,301,153)		25,301,153	25,301,153

	Principal Amount (000)

U.S. Treasury Bills – 12.1%
U.S. Treasury Bill
Zero Coupon, 10/30/2025	U.S.$	10,000	9,932,978
Zero Coupon, 11/25/2025		10,000	9,906,083

Total U.S. Treasury Bills (cost $19,833,226)			19,839,061

Treasury Bills – 18.9%
Japan – 18.9%
Japan Treasury Discount Bill Series 1310 Zero Coupon, 09/08/2025 (cost $31,537,912)	JPY	4,560,000	31,027,425

Total Short-Term Investments (cost $76,672,291)			76,167,639

Total Investments – 95.9% (cost $148,276,427)(h)			157,235,923
Other assets less liabilities – 4.1%			6,735,374

Net Assets – 100.0%			$163,971,297

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	21	September 2025	$1,562,624	$7,709
Brent Crude Oil Futures	17	November 2025	1,130,500	(4,553)
Canadian 5 Yr Bond Futures	68	December 2025	5,658,951	22,161
Canadian 10 Yr Bond Futures	42	December 2025	3,685,455	23,474

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Coffee ‘C’ Futures	5	December 2025	$723,937	$87,167
Copper Futures	8	December 2025	918,100	13,079
Corn Futures	32	March 2026	700,400	25,269
Cotton No. 2 Futures	7	December 2025	232,890	(5,524)
Euro-BOBL Futures	65	September 2025	8,932,068	(44,961)
Euro-BTP Futures	20	September 2025	2,813,609	(7,283)
Euro-Bund Futures	60	September 2025	9,093,632	(93,454)
Euro-OAT Futures	23	September 2025	3,280,317	(73,763)
FTSE 100 Index Futures	7	September 2025	872,180	29,440
FTSE/MIB Index Futures	3	September 2025	741,389	44,756
Gasoline RBOB Futures	4	December 2025	311,926	2,784
Gold 100 OZ Futures	15	December 2025	5,274,150	190,354
Hang Seng Index Futures	2	September 2025	320,993	(9,656)
IBEX 35 Index Futures	4	September 2025	700,466	2,732
KC HRW Wheat Futures	10	March 2026	270,375	(1,683)
Lean Hogs Futures	6	October 2025	228,060	9,842
Live Cattle Futures	8	October 2025	766,880	145,998
LME Lead Futures	3	September 2025	147,145	(5,655)
LME Nickel Futures	4	September 2025	366,878	2,483
LME Primary Aluminum Futures	13	September 2025	850,704	4,635
LME Zinc Futures	5	September 2025	353,336	11,779
Long Gilt Futures	131	December 2025	16,027,432	1,874
Low SU Gasoil Futures	6	January 2026	387,750	(2,016)
MSCI Emerging Markets Index Futures	24	September 2025	1,517,880	69,142
MSCI Singapore ETS Index Futures	8	September 2025	276,861	(1,140)
Natural Gas Futures	27	December 2025	1,145,610	(43,166)
NY Harbor ULSD Futures	4	December 2025	376,320	(7,192)
S&P 500 E-Mini Futures	56	September 2025	18,123,700	1,025,717
S&P/TSX 60 Index Futures	11	September 2025	2,716,380	186,761
Silver Futures	6	December 2025	1,221,690	62,144
Soybean Futures	19	January 2026	1,018,875	33,572
Soybean Meal Futures	21	December 2025	606,900	(43,110)
Soybean Oil Futures	22	January 2026	691,944	6,441
SPI 200 Futures	9	September 2025	1,315,984	58,197
Sugar 11 (World) Futures	24	September 2025	440,026	(43,041)
TOPIX Index Futures	21	September 2025	4,390,630	409,281
U.S. T-Note 5 Yr (CBT) Futures	96	December 2025	10,509,000	54,416
U.S. T-Note 10 Yr (CBT) Futures	372	December 2025	41,850,000	116,559
Wheat (CBT) Futures	16	March 2026	441,600	6,348
WTI Crude Futures	15	December 2025	940,500	(6,837)
Sold Contracts
Bloomberg Commodity Index Futures	372	September 2025	3,823,788	93,282
E-mini S&P 500 Equal Weight Futures	11	September 2025	1,679,260	(47,215)
Euro STOXX 50 Index Futures	26	September 2025	1,630,981	(7,031)
OMXS 30 Index Futures	3	September 2025	83,467	(586)
U.S. T-Note 5 Yr (CBT) Futures	59	December 2025	6,458,656	(42,951)

				$2,256,579

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,939	SEK	18,398	09/04/2025	$5,252
Bank of America NA	CHF	3,547	USD	4,487	09/10/2025	49,895
Bank of America NA	COP	1,093,916	USD	271	09/17/2025	(612)
Bank of America NA	USD	1,576	HUF	545,684	09/17/2025	33,686
Bank of America NA	GBP	980	USD	1,317	09/19/2025	(7,859)
Bank of America NA	CAD	1,437	USD	1,041	11/14/2025	(8,563)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,041	CAD	1,437	11/14/2025	$8,561
Bank of America NA	TWD	18,118	USD	612	11/21/2025	14,101
Bank of America NA	USD	2,612	TWD	77,363	11/21/2025	(60,211)
Barclays Capital, Inc.	BRL	12,258	USD	2,259	09/03/2025	(1,896)
Barclays Capital, Inc.	USD	2,175	BRL	12,258	09/03/2025	85,558
Barclays Capital, Inc.	SEK	37,865	USD	4,001	09/04/2025	445
Barclays Capital, Inc.	SEK	47,353	USD	4,960	09/04/2025	(43,703)
Barclays Capital, Inc.	USD	1,365	EUR	1,161	09/04/2025	(6,123)
Barclays Capital, Inc.	USD	748	SEK	7,122	09/04/2025	4,782
Barclays Capital, Inc.	COP	1,787,435	USD	437	09/17/2025	(6,755)
Barclays Capital, Inc.	MYR	4,249	USD	1,009	09/17/2025	2,317
Barclays Capital, Inc.	MYR	4,301	USD	1,017	09/17/2025	(1,716)
Barclays Capital, Inc.	USD	207	PEN	735	09/17/2025	1,413
Barclays Capital, Inc.	USD	1,764	GBP	1,308	09/19/2025	4,354
Barclays Capital, Inc.	USD	703	KRW	969,896	10/14/2025	(3,684)
Barclays Capital, Inc.	IDR	29,319,438	USD	1,796	10/24/2025	14,065
Barclays Capital, Inc.	USD	2,577	IDR	42,064,662	10/24/2025	(20,179)
Barclays Capital, Inc.	USD	664	TWD	19,743	11/21/2025	(12,341)
BNP Paribas SA	NZD	2,255	USD	1,324	11/07/2025	(8,847)
Brown Brothers Harriman & Co.	USD	3,590	GBP	2,658	09/19/2025	3,218
Citibank NA	NOK	5,713	USD	565	09/04/2025	(3,476)
Citibank NA	USD	565	EUR	481	09/04/2025	(2,534)
Citibank NA	EUR	807	USD	932	09/10/2025	(12,144)
Citibank NA	JPY	4,560,000	USD	31,907	09/10/2025	853,096
Citibank NA	USD	1,000	CHF	805	09/10/2025	7,071
Citibank NA	USD	2,806	EUR	2,398	09/10/2025	808
Citibank NA	GBP	789	USD	1,067	09/19/2025	623
Citibank NA	GBP	771	USD	1,038	09/19/2025	(4,684)
Citibank NA	KRW	761,155	USD	555	10/14/2025	5,898
Citibank NA	USD	2,855	KRW	3,915,030	10/14/2025	(30,632)
Citibank NA	USD	1,235	CNH	8,831	10/16/2025	8,864
Citibank NA	PHP	37,857	USD	663	10/28/2025	1,440
Citibank NA	INR	340,797	USD	3,874	11/21/2025	27,267
Citibank NA	USD	1,022	INR	89,967	11/21/2025	(6,899)
Deutsche Bank AG	BRL	6,007	USD	1,107	09/03/2025	(929)
Deutsche Bank AG	USD	1,094	BRL	6,007	09/03/2025	13,953
Deutsche Bank AG	NOK	15,071	USD	1,491	09/04/2025	(8,634)
Deutsche Bank AG	USD	1,668	NOK	16,805	09/04/2025	3,369
Deutsche Bank AG	EUR	1,681	USD	1,970	09/10/2025	2,139
Deutsche Bank AG	EUR	516	USD	602	09/10/2025	(1,813)
Deutsche Bank AG	USD	602	CHF	485	09/10/2025	5,383
Deutsche Bank AG	USD	1,970	CHF	1,561	09/10/2025	(17,241)
Deutsche Bank AG	USD	791	HUF	268,361	09/17/2025	249
Deutsche Bank AG	USD	1,079	PEN	3,848	09/17/2025	9,590
Deutsche Bank AG	KRW	1,421,600	USD	1,027	10/14/2025	933
Deutsche Bank AG	USD	187	KRW	259,475	10/14/2025	105
Deutsche Bank AG	USD	191	KRW	263,744	10/14/2025	(249)
Deutsche Bank AG	USD	201	IDR	3,269,647	10/24/2025	(1,987)
Deutsche Bank AG	PHP	24,713	USD	435	10/28/2025	3,125
Deutsche Bank AG	PHP	21,859	USD	381	10/28/2025	(1,616)
Deutsche Bank AG	TWD	42,610	USD	1,405	11/21/2025	(941)
Deutsche Bank AG	USD	3,349	INR	294,508	11/21/2025	(24,079)
Deutsche Bank AG	USD	552	TWD	16,705	11/21/2025	(1,033)
Goldman Sachs Bank USA	NOK	16,066	USD	1,582	09/04/2025	(15,812)
Goldman Sachs Bank USA	USD	7,581	SEK	72,354	09/04/2025	64,314
Goldman Sachs Bank USA	CLP	475,726	USD	492	09/17/2025	52
Goldman Sachs Bank USA	CLP	656,214	USD	675	09/17/2025	(3,646)
Goldman Sachs Bank USA	PLN	2,538	USD	697	09/17/2025	137
Goldman Sachs Bank USA	USD	310	COP	1,252,747	09/17/2025	1,262
Goldman Sachs Bank USA	USD	1,148	HUF	392,016	09/17/2025	8,123
Goldman Sachs Bank USA	GBP	3,224	USD	4,337	09/19/2025	(22,218)
Goldman Sachs Bank USA	USD	2,220	GBP	1,651	09/19/2025	11,376
Goldman Sachs Bank USA	PHP	11,039	USD	193	10/28/2025	(202)
Goldman Sachs Bank USA	USD	1,231	AUD	1,912	11/07/2025	22,003
HSBC Bank USA	CLP	792,042	USD	832	09/17/2025	13,124
HSBC Bank USA	COP	2,135,270	USD	521	09/17/2025	(10,061)
HSBC Bank USA	PLN	2,904	USD	792	09/17/2025	(4,843)
HSBC Bank USA	USD	631	CZK	13,366	09/17/2025	9,035

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	338	KRW	466,660	10/14/2025	$(1,770)
HSBC Bank USA	IDR	12,151,848	USD	744	10/24/2025	5,313
HSBC Bank USA	USD	664	AUD	1,019	11/07/2025	3,586
HSBC Bank USA	USD	2,448	NZD	4,128	11/07/2025	(6,725)
JPMorgan Chase Bank	NOK	34,178	USD	3,356	09/04/2025	(44,425)
JPMorgan Chase Bank	SEK	10,177	USD	1,056	09/04/2025	(19,063)
JPMorgan Chase Bank	USD	1,244	NOK	12,624	09/04/2025	11,602
JPMorgan Chase Bank	EUR	2,489	USD	2,929	09/10/2025	16,599
JPMorgan Chase Bank	EUR	659	USD	766	09/10/2025	(5,133)
JPMorgan Chase Bank	USD	2,981	EUR	2,533	09/10/2025	(16,379)
JPMorgan Chase Bank	PLN	8,271	USD	2,245	09/17/2025	(24,146)
JPMorgan Chase Bank	GBP	2,560	USD	3,473	09/19/2025	12,269
JPMorgan Chase Bank	CNH	14,970	USD	2,092	10/16/2025	(17,432)
JPMorgan Chase Bank	USD	2,152	CNH	15,335	10/16/2025	8,109
JPMorgan Chase Bank	PHP	4,996	USD	88	10/28/2025	147
Morgan Stanley Capital Services, Inc.	BRL	18,265	USD	3,350	09/03/2025	(18,630)
Morgan Stanley Capital Services, Inc.	USD	3,366	BRL	18,265	09/03/2025	2,825
Morgan Stanley Capital Services, Inc.	NOK	14,641	USD	1,435	09/04/2025	(21,799)
Morgan Stanley Capital Services, Inc.	USD	2,077	SEK	19,631	09/04/2025	(2,965)
Morgan Stanley Capital Services, Inc.	CHF	1,561	USD	1,946	09/10/2025	(6,780)
Morgan Stanley Capital Services, Inc.	EUR	2,861	USD	3,374	09/10/2025	24,383
Morgan Stanley Capital Services, Inc.	USD	2,147	EUR	1,821	09/10/2025	(15,517)
Morgan Stanley Capital Services, Inc.	CLP	2,076,321	USD	2,204	09/17/2025	56,570
Morgan Stanley Capital Services, Inc.	COP	2,350,445	USD	581	09/17/2025	(3,432)
Morgan Stanley Capital Services, Inc.	CZK	47,751	USD	2,246	09/17/2025	(39,261)
Morgan Stanley Capital Services, Inc.	PEN	2,995	USD	841	09/17/2025	(6,586)
Morgan Stanley Capital Services, Inc.	USD	1,303	CLP	1,227,150	09/17/2025	(33,434)
Morgan Stanley Capital Services, Inc.	USD	1,602	PEN	5,707	09/17/2025	13,040
Morgan Stanley Capital Services, Inc.	USD	3,326	BRL	18,265	10/02/2025	17,479
Morgan Stanley Capital Services, Inc.	USD	486	KRW	671,697	10/14/2025	(1,318)
Morgan Stanley Capital Services, Inc.	ZAR	8,987	USD	511	10/14/2025	2,774
Morgan Stanley Capital Services, Inc.	IDR	1,536,353	USD	94	10/24/2025	613
Morgan Stanley Capital Services, Inc.	AUD	2,132	USD	1,380	11/07/2025	(16,502)
Morgan Stanley Capital Services, Inc.	USD	1,134	AUD	1,752	11/07/2025	13,562
NatWest Markets PLC	NOK	6,432	USD	630	09/04/2025	(9,877)
NatWest Markets PLC	USD	630	EUR	540	09/04/2025	1,337
State Street Bank & Trust Co.	NOK	3,978	USD	391	09/04/2025	(5,241)
State Street Bank & Trust Co.	SEK	1,549	USD	164	09/04/2025	562
State Street Bank & Trust Co.	SEK	6,038	USD	632	09/04/2025	(5,991)
State Street Bank & Trust Co.	USD	2,023	NOK	20,530	09/04/2025	19,000
State Street Bank & Trust Co.	USD	1,309	SEK	12,541	09/04/2025	16,330
State Street Bank & Trust Co.	USD	239	SEK	2,261	09/04/2025	(480)
State Street Bank & Trust Co.	CHF	804	USD	1,018	09/10/2025	11,753

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CHF	292	USD	364	09/10/2025	$(1,225)
State Street Bank & Trust Co.	EUR	215	USD	252	09/10/2025	564
State Street Bank & Trust Co.	EUR	214	USD	248	09/10/2025	(2,218)
State Street Bank & Trust Co.	USD	298	EUR	256	09/10/2025	2,223
State Street Bank & Trust Co.	USD	341	EUR	291	09/10/2025	(213)
State Street Bank & Trust Co.	THB	76,898	USD	2,393	09/12/2025	17,867
State Street Bank & Trust Co.	THB	37,292	USD	1,145	09/12/2025	(6,895)
State Street Bank & Trust Co.	USD	1,306	CZK	27,715	09/17/2025	19,915
State Street Bank & Trust Co.	USD	1,005	HUF	343,529	09/17/2025	8,108
State Street Bank & Trust Co.	USD	680	PLN	2,507	09/17/2025	7,500
State Street Bank & Trust Co.	GBP	303	USD	411	09/19/2025	1,100
State Street Bank & Trust Co.	GBP	1,942	USD	2,598	09/19/2025	(26,811)
State Street Bank & Trust Co.	USD	605	GBP	449	09/19/2025	1,819
State Street Bank & Trust Co.	USD	118	ZAR	2,122	10/14/2025	2,273
State Street Bank & Trust Co.	ZAR	5,876	USD	332	10/14/2025	(393)
State Street Bank & Trust Co.	CNH	22,242	USD	3,112	10/16/2025	(21,084)
State Street Bank & Trust Co.	USD	859	CNH	6,139	10/16/2025	5,819
State Street Bank & Trust Co.	MXN	4,461	USD	236	10/22/2025	(1,526)
State Street Bank & Trust Co.	USD	1,666	MXN	31,423	10/22/2025	8,896
State Street Bank & Trust Co.	JPY	42,891	USD	293	10/30/2025	(804)
State Street Bank & Trust Co.	USD	305	JPY	44,635	10/30/2025	523
State Street Bank & Trust Co.	NZD	240	USD	142	11/07/2025	527
State Street Bank & Trust Co.	USD	372	AUD	572	11/07/2025	2,936
State Street Bank & Trust Co.	USD	358	NZD	608	11/07/2025	1,944
State Street Bank & Trust Co.	USD	1,001	CAD	1,381	11/14/2025	8,059
UBS	NOK	23,788	USD	2,345	09/04/2025	(21,137)
UBS	USD	2,278	NOK	23,079	09/04/2025	17,958
UBS	USD	744	NOK	7,480	09/04/2025	(176)
UBS	USD	976	SEK	9,323	09/04/2025	8,654
UBS	COP	2,755,610	USD	673	09/17/2025	(12,274)
UBS	PLN	2,152	USD	591	09/17/2025	867
UBS	USD	841	COP	3,444,361	09/17/2025	15,342
UBS	USD	983	GBP	733	09/19/2025	7,824
UBS	KRW	2,025,274	USD	1,467	10/14/2025	5,562
UBS	USD	1,131	KRW	1,555,540	10/14/2025	(8,799)
UBS	PHP	11,584	USD	201	10/28/2025	(2,030)

						$898,486

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00%	Quarterly	3.21%	USD	8,680	$712,218	$467,231	$244,987

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	$(21,061)	$71,125	$(92,186)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	121,043	207,762	(86,719)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(47,243)	135,673	(182,916)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	40,656	73,977	(33,321)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	116,304	—	116,304
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(297,983)	(133,900)	(164,083)
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi-Annual	381,459	—	381,459

						$293,175	$354,637	$(61,462)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	122	09/19/2025	$(3,906)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Escrow shares.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,920,050 and gross unrealized depreciation of investments was $(2,625,870), resulting in net unrealized appreciation of $12,294,180.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2025 (unaudited)

46.5%	United States
4.1%	Multinational
1.0%	Japan
48.4%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Global Risk Allocation Fund, Inc.

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$51,035,667	$—	$0	(a)	$51,035,667
Inflation-Linked Securities	—	27,561,773	—		27,561,773
Governments - Treasuries	—	1,499,148	—		1,499,148
Purchased Options - Calls	—	482,170	—		482,170
Purchased Options - Puts	—	436,930	—		436,930
Common Stocks	—	4,499	48,097		52,596
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	25,301,153	—	—		25,301,153
U.S. Treasury Bills	—	19,839,061	—		19,839,061
Treasury Bills	—	31,027,425	—		31,027,425

Total Investments in Securities	76,336,820	80,851,006	48,097	(a)	157,235,923
Other Financial Instruments(b):
Assets:
Futures	2,747,396	—	—		2,747,396
Forward Currency Exchange Contracts	—	1,685,119	—		1,685,119
Centrally Cleared Credit Default Swaps	—	712,218	—		712,218
Centrally Cleared Interest Rate Swaps	—	659,462	—		659,462
Liabilities:
Futures	(490,817)	—	—		(490,817)
Forward Currency Exchange Contracts	—	(786,633)	—		(786,633)
Centrally Cleared Interest Rate Swaps	—	(366,287)	—		(366,287)
Total Return Swaps	—	(3,906)	—		(3,906)

Total	$78,593,399	$82,750,979	$48,097	(a)	$161,392,475

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,137	$183,121	$176,957	$25,301	$649
AB Government Money Market Portfolio*	16	108,391	108,407	0	63
Total	$19,153	$291,512	$285,364	$25,301	$712

*	Investments of cash collateral for securities lending transactions.